ORGANIZATION	3 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
ORGANIZATION
1.	ORGANIZATION

Hanwha Q CELLS Co., Ltd. (formerly known as Hanwha SolarOne Co., Ltd.) (the “Company”) was incorporated under the laws of the Cayman Islands on June 12, 2006 and its principal activity is investment holding. The Company and its subsidiaries prior to February 6, 2015 are collectively referred to as “Hanwha SolarOne”. The Company through its subsidiaries is principally engaged in the development, manufacturing and sales of photovoltaic products.

On February 6, 2015, the Company acquired a 100% equity interest in Hanwha Q CELLS Investment Co., Ltd. (“Q CELLS”) from Hanwha Solar Holdings Co., Ltd. (“Hanwha Solar”), a wholly owned subsidiary of Hanwha Chemical Corporation (“Hanwha Chemical”), in an all-stock transaction as disclosed in Note 3, Acquisition of Q CELLS. The principal activity of Q CELLS and its subsidiaries is to develop, manufacture and sell photovoltaic products, and also to provide a comprehensive range of services for the development and installation of ground-mounted and commercial rooftop photovoltaic systems. Concurrent with the completion of the acquisition of Q CELLS, the Company changed its name from Hanwha SolarOne Co., Ltd.